As filed with the Securities and Exchange Commission on August 15, 2003
                                  Registration Nos. 333-85618; 811-7935
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                         [ ]
   Post-Effective Amendment No. 2                                      [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                       [X]

                              SEPARATE ACCOUNT NY-B
                           (Exact Name of Registrant)

                        RELIASTAR LIFE INSURANCE COMPANY
                                   OF NEW YORK
                               (Name of Depositor)

                          1000 Woodbury Road, Suite 102
                               Woodbury, NY 11797
                                 (800) 963-9539
         (Address and Telephone Number of Depositor's Principal Offices)


         Linda E. Senker, Esq.                  Kimberly J. Smith, Esq.
         ReliaStar Life Insurance               ING
         Company of New York                    1475 Dunwoody Drive
         1475 Dunwoody Drive                    West Chester, PA  19380
         West Chester, PA 19380                 (610) 425-3427
         (610) 425-4139

          (Name and Address of Agent for Service of Process)

--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on September 2, 2003 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

--------------------------------------------------------------------------------

                               EXPLANATORY NOTE

The Prospectus and Statement of Additional Information, dated May 1, 2003, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 2 by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-85618), as filed on April 17, 2003.

One supplement dated September 2, 2003 to the Prospectus is included in Part A of this Post-Effective Amendment No. 2.

                                PARTS A and B

ING (lion logo)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK



                              PROSPECTUS SUPPLEMENT
                             DATED SEPTEMBER 2, 2003

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2003
                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
            ("THE ING SMARTDESIGN VARIABLE ANNUITY - NY PROSPECTUS")

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2003. You should read and keep this supplement along with the prospectus.

     1. The following investment portfolios and portfolio managers are added to the list of investment portfolios and portfolio managers available under your Contract:

                  CAPITAL RESEARCH MANAGEMENT COMPANY
                     ING American Funds Growth Portfolio (Class 2)1
                     ING American Funds Growth-Income Portfolio (Class 2)1 ING American Funds International Portfolio (Class 2)1

                  JP MORGAN FLEMING ASSET MANAGEMENT (LONDON) LTD.
                     ING JP Morgan Fleming International Portfolio (Class S)2

                  PROFUND ADVISORS LLC
                     ProFund VP Rising Rates Opportunity

                  SALOMON BROTHERS ASSET MANAGEMENT, INC.
                     ING Salomon Brothers All Cap Portfolio (Class S)1
                     ING Salomon Brothers Investors Portfolio (Class S)1
                     ING Salomon Brothers Aggressive Growth Portfolio (Class S)2

                  ------------------------
                  1 The investment adviser for this portfolio is Directed
                    Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services is an affiliated Company of ING Groep, N.V.

                  2 The investment adviser for this portfolio is ING Life
                    Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

     2. The following ING Investors Trust Portfolio has changed its name and subadviser as indicated in the chart below:


          ------------------------------------------ -----------------------------------
          FORMER FUND NAME AND SUBADVISER            NEW FUND NAME AND SUBADVISER
          ------------------------------------------ -----------------------------------
          ING JPMorgan Fleming International
             Enhanced EAFE Portfolio                 ING Julius Baer Foreign Portfolio
          ------------------------------------------ -----------------------------------
          SUBADVISER:  J.P. Morgan Fleming Asset     SUBADVISER:  Julius Baer Investment
             Management (London) Ltd.                   Management,  Inc.
          ------------------------------------------ -----------------------------------

     3. Effective September 2, 2003, the ING VP LargeCap Growth Portfolio is closed for new premiums as well as reallocations from other investment options.

     4. Appendix A -- The Investment Portfolios, is amended to add the following investment options to those available under your Contract:

          ------------------------------------------------------- --------------------------------------------------------
          FUND NAME AND
          INVESTMENT ADVISER/SUBADVISER                           INVESTMENT OBJECTIVE
          ------------------------------------------------------- --------------------------------------------------------
          ING INVESTORS TRUST  (FORMERLY THE GCG TRUST)
          ----------------------------------------------------------------------------------------------------------------
          ING AMERICAN FUNDS GROWTH PORTFOLIO (CLASS 2)           Invests all of its assets in shares of the Growth
              INVESTMENT ADVISER:  Directed Services, Inc.        Fund, a series of American Funds Insurance Series, a
              INVESTMENT SUBADVISER: Capital Research             registered open-end investment company.  The Growth
                 Management Company                               Fund seeks to make the shareholders' investment grow
                                                                  by investing primarily in common stocks of companies
                                                                  that appear to offer superior opportunities for growth
                                                                  of capital. The Growth Fund is designed for investors
                                                                  seeking long term capital appreciation through
                                                                  stocks.
          ------------------------------------------------------- --------------------------------------------------------
          ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO (CLASS 2)    Invests all of its assets in shares of the
              INVESTMENT ADVISER: Directed Services, Inc.         Growth-Income Fund, a series of American Funds
              INVESTMENT SUBADVISER:  Capital Research            Insurance Series, a registered open-end investment
                 Management Company                               company.  The Growth-Income Fund seeks to make the
                                                                  shareholders' investment grow and to provide
                                                                  shareholders with income over time by investing
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends. The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.
          ------------------------------------------------------- --------------------------------------------------------
          ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS 2)    Invests all of its assets in shares of the
              INVESTMENT ADVISER: Directed Services,  Inc.        International Fund, a series of American Funds
              INVESTMENT SUBADVISER:  Capital Research            Insurance Series, a registered open-end investment
                 Management Company                               company.  The International Fund seeks to make
                                                                  shareholders' investment grow over time by investing
                                                                  primarily in common stocks of companies located
                                                                  outside the United States.   The International Fund is
                                                                  designed for investors seeking capital appreciation
                                                                  through stocks.
          ------------------------------------------------------- --------------------------------------------------------
          ING SALOMON BROTHERS ALL
              CAP PORTFOLIO (CLASS S)                             A nondiversified Portfolio that seeks capital appreciation through investment in securities which
              INVESTMENT ADVISER:  Directed Services, Inc.        the Subadviser believes have above-average capital
              INVESTMENT SUBADVISER:  Salomon Brothers Asset      appreciation potential.  The Portfolio invests
              Management, Inc.                                    primarily in common stocks and common stock equivalents,
                                                                  such as preferred stocks and securities convertible
                                                                  into common stocks, of companies the Portfolio
                                                                  Manager believes are undervalued in the marketplace.
          ------------------------------------------------------- --------------------------------------------------------
          ING SALOMON BROTHERS INVESTORS PORTFOLIO (CLASS S)      Seeks long-term growth of capital.  Secondarily seeks
                                                                  current income.  The Portfolio invests primarily in
              INVESTMENT ADVISER:  Directed Services, Inc.        equity securities of U.S. companies.  The Portfolio
              INVESTMENT SUBADVISER:  Salomon Brothers Asset      may also invest in other equity securities.  To a
              Management, Inc.                                    lesser degree, the Portfolio invests in income
                                                                  producing securities such as debt securities.
          ------------------------------------------------------- --------------------------------------------------------
          ING PARTNERS, INC.
          ------------------------------------------------------- --------------------------------------------------------
          ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO            Seeks long-term growth of capital.  Invests primarily
              (SERVICE CLASS)                                     (at least 65% of total assets) in the equity
              INVESTMENT ADVISER: ING Life Insurance and          securities of foreign companies that the subadviser
                 Annuity Company                                  believes have high growth potential.  Will normally
              INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset    invest in securities of at least three different
                 Management (London) Ltd.                         countries other than the U.S. and will invest in both
                                                                  developed and developing markets.
          ------------------------------------------------------- --------------------------------------------------------
          ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO        Seeks long-term growth of capital.  Invests primarily
              (SERVICE CLASS)                                     (at least 80% of net assets under normal
              INVESTMENT ADVISER: ING Life Insurance and          circumstances) in common stocks and related
                 Annuity Company                                  securities, such as preferred stocks, convertible
              INVESTMENT SUBADVISER: Salomon Brothers Asset       securities and depositary receipts, of emerging growth
                 Management, Inc.                                 companies.
          ----------------------------------------------------------------------------------------------------------------
          PROFUNDS VP
          ------------------------------------------------------- --------------------------------------------------------
          PROFUND VP RISING RATES OPPORTUNITY                     Seeks daily investment results, before fees and
              INVESTMENT ADVISER: ProFund Advisors LLC            expenses, that correspond to one and one-quarter times
                                                                  (125%) the inverse (opposite) of the daily price
                                                                  movement of the most recently issued 30-year U.S.
                                                                  Treasury Bond ("Long Bond").
          ------------------------------------------------------- --------------------------------------------------------

     5. Appendix A - The Investment Portfolios, is amended to add Aeltus Investment Management, Inc. as investment subadviser to each of the ING Variable Products Trust portfolios.

     6. The following chart is added to "Appendix A -- The Investment Portfolios." The column labeled "Gross Expense Ratio" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Expense Ratio" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2003.

     ---------------------------------------------------------------------------------------------------------------------
                                                                                                 GROSS         NET
                                                                                                EXPENSE      EXPENSE
       PORTFOLIO                        CLASS    MANAGER                                         RATIO        RATIO
     ---------------------------------------------------------------------------------------------------------------------
       ING INVESTORS TRUST
     ---------------------------------------------------------------------------------------------------------------------
        ING INVESTORS TRUST
      --------------------------------------------------------------------------------------------------------------------
        ING American Funds Growth          2     Capital Research and Management Company           1.18%        1.18%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING American Funds                 2     Capital Research and Management Company           1.13%        1.13%
          Growth-Income Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING American Funds                 2     Capital Research and Management Company           1.41%        1.41%
          International Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING Eagle Asset Value Equity       S     Eagle Asset Management, Inc.                      0.95%        0.95%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING Janus Growth and Income        S     Janus Capital Management LLC                      1.11%        1.11%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING JPMorgan Fleming Small Cap     S     JPMorgan Fleming Asset Management (USA) Inc.      1.16%        1.16%
          Equity Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING Julius Baer Foreign            S     Julius Baer Investment Management, Inc.           1.26%        1.26%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING Liquid Assets Portfolio        S     ING Investment Management LLC                     0.53%        0.53%
      --------------------------------------------------------------------------------------------------------------------
        ING MFS Research Portfolio         S     Massachusetts Financial Services Company          0.91%        0.91%
      --------------------------------------------------------------------------------------------------------------------
        ING MFS Total Return Portfolio     S     Massachusetts Financial Services Company          0.91%        0.91%
      --------------------------------------------------------------------------------------------------------------------
        ING PIMCO Core Bond Portfolio      S     Pacific Investment Management Company LLC         0.93%        0.93%
      --------------------------------------------------------------------------------------------------------------------
        ING Salomon Brothers All Cap       S     Salomon Brothers Asset Management, Inc.           1.01%        1.01%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING Salomon Brothers Investors     S     Salomon Brothers Asset Management, Inc.           1.01%        1.01%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING PARTNERS, INC.
      --------------------------------------------------------------------------------------------------------------------
        ING JPMorgan Mid Cap Value      Service  Robert Fleming, Inc.                              1.35%        1.35%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING JPMorgan Fleming            Service  JPMorgan Fleming Asset Management (London)        1.25%        1.25%
          International Portfolio                  Ltd.
      --------------------------------------------------------------------------------------------------------------------
        ING MFS Capital Opportunities   Initial  Massachusetts Financial Services Co.              0.90%        0.90%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING MFS Global Growth Portfolio Service  Massachusetts Financial Services Co.              1.45%        1.45%
      --------------------------------------------------------------------------------------------------------------------
        ING Salomon Brothers Aggressive Service  Salomon Brothers Asset Management Inc.            1.07%        1.07%
          Growth
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING Van Kampen Comstock         Service  Van Kampen                                        1.20%        1.20%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING VARIABLE INSURANCE TRUST
      --------------------------------------------------------------------------------------------------------------------
        ING VP Worldwide Growth         Service  ING Investments LLC                               2.07%        1.23%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING GET U.S. Core Portfolio              Aeltus Investment Management, Inc.                1.00%        1.00%
      --------------------------------------------------------------------------------------------------------------------
        ING VARIABLE PORTFOLIOS, INC.
      --------------------------------------------------------------------------------------------------------------------
        ING VP Index Plus LargeCap         S     Aeltus Investment Management, Inc.                0.71%        0.71%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING VP Index Plus MidCap           S     Aeltus Investment Management, Inc.                0.78%        0.78%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING VP Index Plus SmallCap         S     Aeltus Investment Management, Inc.                0.88%        0.85%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING VP Value Opportunity           S     Aeltus Investment Management, Inc.                0.97%        0.97%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING VARIABLE PRODUCTS TRUST
      --------------------------------------------------------------------------------------------------------------------
        ING VP Convertible Portfolio       S     ING Investments LLC                               3.49%        1.12%
      --------------------------------------------------------------------------------------------------------------------
        ING VP Large Company Value         S     ING Investments LLC                               3.55%        1.10%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        ING VP MagnaCap Portfolio       Service  ING Investments LLC                               1.45%        1.10%
      --------------------------------------------------------------------------------------------------------------------
        AIM VARIABLE INSURANCE FUNDS
      --------------------------------------------------------------------------------------------------------------------
        AIM V.I. Dent Demographic         II     A I M Advisors, Inc.                              1.68%        1.45%
          Trends Fund
      --------------------------------------------------------------------------------------------------------------------
        AIM V.I. Growth Fund              II     A I M Advisors, Inc.                              1.16%        1.16%
      --------------------------------------------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      --------------------------------------------------------------------------------------------------------------------
        AllianceBernstein Growth and       B     Alliance Capital Management, L.P.                 0.93%        0.93%
          Income Portfolio
      --------------------------------------------------------------------------------------------------------------------
        AllianceBernstein Premier          B     Alliance Capital Management, L.P.                 1.31%        1.31%
          Growth Portfolio
      --------------------------------------------------------------------------------------------------------------------
        AllianceBernstein Value            B     Alliance Capital Management, L.P.                 1.43%        1.43%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------
        Fidelity VIP Contrafund           S2     Fidelity Management and Research Co.              0.93%        0.93%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        Fidelity VIP Equity-Income        S2     Fidelity Management and Research Co.              0.83%        0.83%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        Fidelity VIP Growth Portfolio     S2     Fidelity Management and Research Co..             0.93%        0.93%
      --------------------------------------------------------------------------------------------------------------------
        INVESCO VARIABLE INVESTMENT FUNDS, INC.
      --------------------------------------------------------------------------------------------------------------------
        INVESCO VIF-- Financial                  INVESCO Funds Group, Inc.                         1.09%        1.09%
          Services Fund
      --------------------------------------------------------------------------------------------------------------------
        INVESCO VIF-- Health Sciences            INVESCO Funds Group, Inc.                         1.07%        1.07%
          Fund
      --------------------------------------------------------------------------------------------------------------------
        INVESCO VIF-- Leisure Fund               INVESCO Funds Group, Inc.                         3.96%        3.96%
      --------------------------------------------------------------------------------------------------------------------
        INVESCO VIF-- Utilities Fund             INVESCO Funds Group, Inc.                         1.18%        1.15%
      --------------------------------------------------------------------------------------------------------------------
        JANUS ASPEN SERIES
      --------------------------------------------------------------------------------------------------------------------
        Janus Aspen Series Worldwide       S     Janus Capital Management, LLC                     0.95%        0.95%
          Growth Portfolio
      --------------------------------------------------------------------------------------------------------------------
        PIMCO VARIABLE INSURANCE TRUST:
      --------------------------------------------------------------------------------------------------------------------
        PIMCO High Yield Portfolio               Pacific Investment Management Company             0.76%        0.75%
      --------------------------------------------------------------------------------------------------------------------
        PIONEER VARIABLE CONTRACTS TRUST
      --------------------------------------------------------------------------------------------------------------------
        Pioneer Fund VCT Portfolio        II     Pioneer Investment Management, Inc.               1.06%        1.06%
      --------------------------------------------------------------------------------------------------------------------
        Pioneer Small Company VCT         II     Pioneer Investment Management, Inc.               2.98%        1.58%
          Portfolio
      --------------------------------------------------------------------------------------------------------------------
        PRO FUNDS VP
      --------------------------------------------------------------------------------------------------------------------
        ProFund VP Bull                          ProFund Advisors LLC                              1.91%        1.91%
      --------------------------------------------------------------------------------------------------------------------
        ProFund VP Europe 30                     ProFund Advisors LLC                              2.03%        1.98%
      --------------------------------------------------------------------------------------------------------------------
        ProFund VP Rising Rates                  ProFund Advisors LLC                              2.13%        1.98%
          Opportunity
      --------------------------------------------------------------------------------------------------------------------
        ProFund VP Small Cap                     ProFund Advisors LLC                              1.97%        1.97%
      --------------------------------------------------------------------------------------------------------------------
        PRUDENTIAL SERIES FUND, INC.
      --------------------------------------------------------------------------------------------------------------------
        Jennison Portfolio                II     Jennison Associates LLC                           1.01%        1.01%
      --------------------------------------------------------------------------------------------------------------------
        SP Jennison International         II     Jennison Associates LLC                           1.80%        1.80%
          Growth Portfolio
      --------------------------------------------------------------------------------------------------------------------
        PUTNAM VARIABLE TRUST
      ---------------------------------------------------------------------------------------------------------------------
        Putnam VT Discovery Growth Fund   IB     Putnam Investment Management, LLC                1.81%         1.81%
      ---------------------------------------------------------------------------------------------------------------------
        Putnam VT Growth and Income       IB     Putnam Investment Management, LLC                0.77%         0.77%
      ---------------------------------------------------------------------------------------------------------------------
        Putnam VT International Growth    IB     Putnam Investment Management, LLC                1.25%         1.25%
          and Income
      ---------------------------------------------------------------------------------------------------------------------
        UBS SERIES TRUST
      ---------------------------------------------------------------------------------------------------------------------
        UBS Tactical Allocation           I      UBS Global Asset Management                      0.91%         0.91%
          Portfolio
      ---------------------------------------------------------------------------------------------------------------------








ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

127447 - SmartDesign Variable Annuity - NY                       09/02/03

                          PART C -- OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a)

(1) All relevant financial statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

(2) Schedules I, and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.






                                                       SCHEDULE I
                              Summary of Investments - Other than Investments in Affiliates
                                                 As of December 31, 2002
                                                       (Millions)


                                                                                                         Amount
                                                                                                        shown on
Type of Investment                                                        Cost           Value*       Balance Sheet
-------------------------------------------------------------------------------------------------------------------
Fixed maturities:
    U.S. government and government agencies and authorities           $      96.6     $      98.4    $      98.4
    States, municipalities and political subdivisions                         1.7             1.8            1.8
    U.S. corporate securities                                               909.6           973.7          973.7
    Foreign securities (1)                                                    3.4             3.8            3.8
    Mortgage-backed securities                                              367.4           375.5          375.5
    Other asset-backed securities                                           145.2           149.2          149.2
    Less: Fixed maturities pledged to creditors                               0.9             0.9            0.9
                                                                    -----------------------------------------------
       Total fixed maturities securities                                  1,523.0         1,601.5        1,601.5
                                                                    -----------------------------------------------

Equity securities:
                                                                    -----------------------------------------------
       Total equity securities                                                4.4             4.4            4.4
                                                                    -----------------------------------------------

Short term investments                                                       55.6            55.6           55.6
Mortgage loans                                                              243.6           275.6          243.6
Policy loans                                                                 85.2            85.2           85.2
Other investments                                                            11.9            11.9           11.9
Securities pledged to creditors                                               0.9             0.9            0.9
                                                                    -----------------------------------------------
       Total investments                                              $   1,924.6     $   2,035.1    $   2,003.1
===================================================================================================================

*    See Notes 2 and 3 of Notes to Financial Statements.
(1)  The  term  "foreign"  includes  foreign   governments,   foreign  political
     subdivisions,  foreign  public  utilities  and all other  bonds of  foreign
     issuers.   Substantially  all  of  the  Company's  foreign  securities  are denominated in U.S. dollars.




                                                 SCHEDULE IV
                                           Reinsurance Information
                       As of and for the years ended December 31, 2002, 2001 and 2000
                                                 (Millions)
                                                                                              Percentage of
  (Millions)                                  Gross       Ceded      Assumed        Net      assumed to net
--------------------------------------------------------------------------------------------------------------
  YEAR ENDED DECEMBER 31, 2002
  Life insurance in Force                   $  40.6     $  12.7       $  4.2    $  32.1           13.2 %

  Premiums:
    Life insurance                            221.1        36.2          4.0      188.9
    Accident and health insurance              20.4        15.0          -          5.4
    Annuities                                   6.6         0.1          -          6.5
                                        ------------------------------------------------------
  Total Premiums                            $ 248.1     $  51.3       $  4.0    $ 200.8
                                        ======================================================

  YEAR ENDED DECEMBER 31, 2001
  Life insurance in Force                   $  38.4     $  10.7       $  4.3    $  31.9           13.3 %

  Premiums:
    Life insurance                            217.1        32.2          3.3      188.2
    Accident and health insurance              16.6        12.4          -          4.2
    Annuities                                   4.2         -            -          4.2
                                        ------------------------------------------------------
  Total Premiums                            $ 237.9     $  44.6       $  3.3    $ 196.6
                                        ======================================================

  YEAR ENDED DECEMBER 31, 2000
  Life insurance in Force                   $  36.1     $   9.1       $  2.9    $  30.0           10.0 %

  Premiums:
    Life insurance                            204.0        28.8          2.9      178.1
    Accident and health insurance              14.7        11.6          -          3.1
    Annuities                                   9.1         -            -          9.1
                                        ------------------------------------------------------
  Total Premiums                            $ 227.8     $  40.4       $  2.9    $ 190.3
                                        ======================================================

(b)

EXHIBITS


(1) Resolution of the board of directors of First Golden American Life Insurance Company of New York authorizing the establishment of the Registrant. (1)

(2)     Form of Custodial Agreement between Registrant and the Bank of
        New York. (1)

(3) (a) Form of Distribution Agreement between the Depositor and Directed Services, Inc. (1)

    (b) Form of Dealers Agreement. (1)

(4) (a) Flexible Premium Deferred Combination Variable and Fixed Annuity Contract. (2)

    (b) Earnings Enhanced Death Benefit Rider. (1)

    (c) Premium Credit Rider. (2)

    (d) Premium Credit Disclosure. (2)

    (e) 403(b) Rider. (3)

    (f) GET Fund Endorsement. (3)

    (g) Simple Individual Retirement Annuity Rider (Group). (3)

    (h) Simple Individual Retirement Annuity Rider. (3)

    (i) Roth Individual Retirement Annuity Rider (Group). (3)

    (j) Roth Individual Retirement Annuity Rider. (3)

    (k) Individual Retirement Annuity Rider (Group). (3)

    (l) Individual Retirement Annuity Rider. (3)

(5) (a) Individual Deferred Combination Variable and
        Fixed Annuity Application. (2)

(6) (a) Articles of Incorporation of ReliaStar Life Insurance Company of New York. (1)

    (b) By-Laws of ReliaStar Life Insurance Company of New York. (1)

    (c) Resolution of board of directors for Powers of Attorney. (1)

(7)     Not applicable.

(8) (a) Form of Services Agreement between Directed Services, Inc. and ReliaStar Life Insurance Company of New York. (1)

    (b) Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Golden American Life Insurance Company. (1)

    (c) Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Equitable Life Insurance Company of Iowa. (1)

    (d) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Travelers Series Fund Inc. (1)

    (e) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Greenwich Street Series. (1)

    (f) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Smith Barney Concert Allocation Series Inc. (1)

    (g) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and PIMCO Variable Insurance Trust. (1)

    (h) Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC. (1)

    (i) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and The Galaxy VIP Fund. (1)

    (j) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Insurance Trust. (1)

    (k) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust. (1)

    (l) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and Prudential Series Fund, Inc. (1)

    (m) Form of Amended Schedule Page to the Participation Agreement between ReliaStar Life Insurance Company of New York and Prudential Series Fund, Inc. (1)

    (n) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ProFund Advisors LLC. (1)

    (o) Form of Reinsurance Agreement between ReliaStar Life Insurance Company of New York and London Life Reinsurance Company of Pennsylvania. (1)

(9)     Opinion and Consent of Counsel

(10)(a) Consent of Ernst & Young LLP, Independent Auditors
    (b) Consent of Kimberly J. Smith, Esquire incorporated in Item 9 of this Part C, together with the opinion of Kimberly J. Smith.

(11)    Not applicable
(12)    Not applicable
(13)    Not applicable
(14)    Not applicable

(15)    Powers of Attorney (4)

----------------------------------

(1) Incorporated herein by reference to the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-7935).

(3) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-7935).

(4) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Positions and Offices
Name                      Business Address             with Depositor
-----                     ----------------             ---------------------

Keith Gubbay             ReliaStar Life Insurance Co    President, and
                         20 Washington Avenue South     Director
                         Minneapolis, MN  55401

James Roderick Gelder    ReliaStar Life Insurance Co    Director
                         20 Washington Avenue South
                         Minneapolis, MN  55401

R. Michael Conley        2910 Holly Lane                Director
                         Plymouth, MN  55447

Ulric Haynes, Jr.        10 Harmon Drive                Director
                         Huntington, NY  11743

Boyd G. Combs            ReliaStar Life Insurance Co    Senior Vice President
                         20 Washington Avenue South
                         Minneapolis, MN  55401

P. Randall Lowery        ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Fioravante G. Perrotta   4231 Crayton Rd.               Director
                         Naples, FL 34103

Mark A. Tullis           ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Charles B. Updike        Schoeman Updike & Kaufman      Director
                         60 East 42nd Street
                         New York, NY  10165

Ross M. Weale            56 Cove Rd.                    Director
                         South Salem, NY 10590

David A. Wheat           ING Insurance Operations       Chief Financial Officer,
                         5780 Powers Ferry Road         Director
                         Atlanta, GA  30327-4390

William D. Bonneville    ReliaStar Life Insurance       Executive Vice President
                         Company of New York
                         1000 Woodbury Road,
                         Suite 102
                         Woodbury, NY 11797

James R. McInnis         Golden American Life           Senior Vice President
                         Insurance Company
                         1475 Dunwoody Drive
                         West Chester, PA 19380-1478

Stephen J. Preston       Golden American Life           Senior Vice President
                         Insurance Company              and Director
                         1475 Dunwoody Drive
                         West Chester, PA 19380-1478

Allan Baker              ING Life Insurance & Annuity Co Director
                         151 Farmington Avenue
                         Hartford, CT  06156

Robert W. Crispin        ING Investment Management LLC  Senior Vice President
                         5780 Powers Ferry Road         and Director
                         Atlanta, GA  30327-4390

Roger D. Roenfeldt       ReliaStar Life Insurance       Executive Vice President
                         Company of New York
                         1000 Woodbury Road,
                         Suite 102
                         Woodbury, NY 11797

Paula Cludray-Engelke    ReliaStar Life Insurance Co    Secretary
                         20 Washington Avenue South
                         Minneapolis, MN  55401

Michael Emerson          ING Re, Group Reinsurance      President
                         20 Washington Avenue South
                         Minneapolis, MN  55401

Robert L. Francis        6140 Stone Ridge Mall Road     Senior Vice President
                         Suite 375
                         Pleasanton, CA  94588

Cheryl L. Price          ReliaStar Life Insurance Co.   Chief Accounting Officer
                         20 Washington Avenue South     Vice President
                         Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor does not directly or indirectly control any person.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

ReliaStar Life Insurance Company of New York ("ReliaStar of NY") - This corporation is a stock life insurance company organized under the laws of the State of Minnesota. The primary purpose of ReliaStar of NY is to offer variable annuity and variable life insurance contracts. ReliaStar of NY is a wholly owned subsidiary of Security-Connecticut Life Insurance Company and is authorized to do business in the District of Columbia, the Dominican Republic and all states.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003 for Variable Annuity
Account C of ING Life Insurance and Annuity Company.

Item 27:  Number of Contractowners

As of July 31, 2003 there are 299 qualified contract owners and 744 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar of NY shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ReliaStar of NY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ReliaStar of NY may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar of NY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ReliaStar of NY may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.


ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and the ING Investors Trust (formerly known as The GCG Trust).

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Suite 102, Woodbury, NY 11797.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance
Company of New York.

                           SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 15th day of August, 2003.


                                     SEPARATE ACCOUNT NY-B
                                     (Registrant)

                                By:  RELIASTAR LIFE INSURANCE
                                     COMPANY OF NEW YORK
                                     (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2003.

       Signature                         Title
       ---------                         -----


       ------------------                President and Director
       James Robert Gelder*                of Depositor




       -------------------
       David Wheat*                      Chief Financial Officer and
                                          Chief Accounting Officer


                      DIRECTORS OF DEPOSITOR


      ---------------------
      R. Michael Conley*

      ---------------------
      Mark A. Tullis*

      ---------------------
      Ulric Haynes*

      ---------------------
      P. Randall Lowery*

      ---------------------
      Fioravante Perrotta*

      ---------------------
      David Wheat*

      ---------------------
      Charles B. Updike*

      ----------------------
      Ross M. Weale*

      ----------------------
      Robert W. Crispin*

      ----------------------
      Stephen J. Preston*

      ----------------------
      Keith Gubbay*

      ----------------------
      Allan Baker*


       By: /s/Linda E. Senker, Attorney-in-Fact
           ------------------
            Linda E. Senker

_______________________

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM               EXHIBIT                                           PAGE #
----               -------                                           ------

9      Opinion and Consent of Counsel                                EX-99.B9

10(a)  Consent of Ernst & Young LLP, Independent Auditors            EX-99.B10A